Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)
Disclosure of transactions between related parties [line items]
Loans to related parties during the year | ₩	₩ 1,055,895	₩ 603,332	₩ 295,689
Collected loans from related parties during the year | ₩	₩ 667,045	₩ 557,064	₩ 308,906
Posco [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year				$ 60,000
Posco [member] | LLP POSUK Titanium [Member]
Disclosure of transactions between related parties [line items]
Collected loans from related parties during the year				3,850
Posco [member] | POSCO-Uruguay S.A. [Member]
Disclosure of transactions between related parties [line items]
Borrowings from related parties during the year				$ 17,420